Revenue and Cost of Goods & Services Sold (Details) - Schedule of cost of goods & services sold - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cost Of Goods Services Sold Abstract
Cost of goods & services sold	$ 17,835	$ 11,675	$ 10,416
Total cost of goods & services sold	$ 17,835	$ 11,675	$ 10,416